Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
INCOME (LOSS)
Interest income	$ 6,650	$ 56,033	$ 16,754	$ 258,350
Gain on marketable equity securities	2,404	46,896	43,407	2,170
Gain on sale of equipment (Note 6)	78,277		78,277
Foreign currency gain (loss)	8,085	19,916	16,386	(20,705)
Total Other Income	95,416	122,845	154,824	239,815
EXPENSES
Corporate general and administrative (Note 3)	1,157,160	1,070,954	2,272,959	2,284,367
Contingent value rights (Note 3)		6,168		38,822
Siembra Minera Project costs (Note 7)	313,938	350,844	592,405	727,886
Exploration costs	15,950	3,208	39,469	3,208
Legal and accounting	231,595	170,371	553,048	357,503
Arbitration and settlement (Note 3)	33,605	630,793	113,909	908,279
Equipment holding costs	88,241	125,931	202,384	234,504
Total Expense	1,840,489	2,358,269	3,774,174	4,554,569
Net loss before income tax benefit	(1,745,073)	(2,235,424)	(3,619,350)	(4,314,754)
Income tax benefit (Note 10)		112,832		710,190
Net loss and comprehensive loss for the period	$ (1,745,073)	$ (2,122,592)	$ (3,619,350)	$ (3,604,564)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average common shares outstanding, basic and diluted	99,433,633	99,395,048	99,414,447	99,395,048